Employee Benefit Plans - Fair Value of Plan Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6,391	$ 7,474	$ 7,003
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6,391	$ 7,474